Insurance (Future Policy Benefits - Narrative) (Details)	Dec. 31, 2022
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for Future Policy Benefits, Interest Rate Assumption	1.00%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for Future Policy Benefits, Interest Rate Assumption	6.00%
Nonparticipating Life Insurance Contract [Member] | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for Future Policy Benefits, Interest Rate	3.00%
Nonparticipating Life Insurance Contract [Member] | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for Future Policy Benefits, Interest Rate	5.00%
Fixed Annuity [Member] | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for Future Policy Benefits, Interest Rate	1.00%
Fixed Annuity [Member] | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for Future Policy Benefits, Interest Rate	8.00%